UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     August 09, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     $1,560,046 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     6150    50000 SH       DEFINED 01              50000
3M Company                     COM              88579Y101    75541   614155 SH       SOLE                   532455             81700
Accenture Ltd.                 COM              G1150G111    25747  1355115 SH       SOLE                  1177615            177500
Albertson's Inc.               COM              013104104    54625  1793345 SH       SOLE                  1553345            240000
Albertson's Inc.               COM              013104104     6549   215000 SH       DEFINED 01             215000
American International Group,  COM              026874107    86740  1271295 SH       SOLE                  1098121            173174
American International Group,  COM              026874107     4776    70000 SH       DEFINED 01              70000
American Standard Companies In COM              029712106    71080   946470 SH       SOLE                   821270            125200
American Standard Companies In COM              029712106     7510   100000 SH       DEFINED 01             100000
Apogent Technologies Inc.      COM              03760A101    23284  1131945 SH       SOLE                  1011945            120000
Apogent Technologies Inc.      COM              03760A101     2057   100000 SH       DEFINED 01             100000
Aramark Corp Cl B              COM              038521100    10901   436025 SH       SOLE                   376225             59800
Aramark Corp Cl B              COM              038521100     3500   140000 SH       DEFINED 01             140000
Baker Hughes Inc.              COM              057224107    12434   373515 SH       SOLE                   323915             49600
Baker Hughes Inc.              COM              057224107     3329   100000 SH       DEFINED 01             100000
Brunswick Corp.                COM              117043109    47588  1699555 SH       SOLE                  1466555            233000
Cablevision Systems Cl A       COM              12686C109     4515   477240 SH       SOLE                   413440             63800
Cablevision Systems Cl A       COM              12686C109     1892   200000 SH       DEFINED 01             200000
Canadian Natl Ry Co.           COM              136375102    42830   826835 SH       SOLE                   826835
Citigroup Inc.                 COM              172967101    78756  2032402 SH       SOLE                  1767376            265026
Citigroup Inc.                 COM              172967101     5479   141402 SH       DEFINED 01             141402
Cooper Cameron Corp.           COM              216640102    37358   771540 SH       SOLE                   666240            105300
CVS Corporation                COM              126650100    43552  1423270 SH       SOLE                  1234570            188700
Dow Chemical                   COM              260543103    27544   801170 SH       SOLE                   696470            104700
Eaton Corp.                    COM              278058102    34537   474740 SH       SOLE                   408440             66300
El Paso Corp.                  COM              28336L109    23994  1164170 SH       SOLE                   969870            194300
El Paso Corp.                  COM              28336L109     3091   150000 SH       DEFINED 01             150000
Emerson Electric Co.           COM              291011104     3478    65000 SH       DEFINED 01              65000
Fox Entertainment Group Inc.   COM              35138T107    30020  1380215 SH       SOLE                  1179215            201000
Golden West Financial Corp.    COM              381317106    35056   509680 SH       SOLE                   441080             68600
Goldman Sachs Group Inc.       COM              38141G104    51749   705510 SH       SOLE                   608110             97400
Guidant Corp.                  COM              401698105    15567   514940 SH       SOLE                   445640             69300
Honeywell Intl Inc.            COM              438516106    25065   711470 SH       SOLE                   615970             95500
Household Intl Inc.            COM              441815107    86257  1735557 SH       SOLE                  1467257            268300
Household Intl Inc.            COM              441815107     4970   100000 SH       DEFINED 01             100000
Illinois Tool Works            COM              452308109    67576   989395 SH       SOLE                   857995            131400
Ingersoll Rand Company - A     COM              G4776G101    24896   545245 SH       SOLE                   471645             73600
International Business Machine COM              459200101    44902   623635 SH       SOLE                   541035             82600
International Business Machine COM              459200101     5040    70000 SH       DEFINED 01              70000
Jefferson Pilot                COM              475070108    14242   303015 SH       SOLE                   262615             40400
Koninklijke Philips Electronic COM              500472303    33490  1213392 SH       SOLE                  1044192            169200
Mattel Inc.                    COM              577081102    11980   568315 SH       SOLE                   492415             75900
McDonalds Corp.                COM              580135101    22718   798532 SH       SOLE                   691932            106600
Motorola Inc.                  COM              620076109    19019  1303576 SH       SOLE                  1131376            172200
Motorola Inc.                  COM              620076109     1459   100000 SH       DEFINED 01             100000
Nasdaq 100 Shares              COM              631100104     2610   100000 SH       DEFINED 01             100000
Procter & Gamble Co.           COM              742718109    20739   232241 SH       SOLE                   199541             32700
Schlumberger Ltd.              COM              806857108    19268   414368 SH       SOLE                   356768             57600
SPX Corp.                      COM              784635104    57192   486740 SH       SOLE                   423640             63100
SPX Corp.                      COM              784635104     5875    50000 SH       DEFINED 01              50000
Stat Oil ASA                   COM              85771P102      882   100000 SH       SOLE                   100000
Stilwell Financial Inc.        COM              860831106    21806  1198105 SH       SOLE                  1038305            159800
Univision Communications - A   COM              914906102     3140   100000 SH       DEFINED 01             100000
Viacom Inc Cl B                COM              925524308    67704  1525895 SH       SOLE                  1324195            201700
Viacom Inc Cl B                COM              925524308     5546   125000 SH       DEFINED 01             125000
Walt Disney Co.                COM              254687106    32085  1697600 SH       SOLE                  1472100            225500
Wells Fargo & Co.              COM              949746101    34519   689560 SH       SOLE                   585760            103800
Wells Fargo & Co.              COM              949746101     5006   100000 SH       DEFINED 01             100000
York Intl Corp New             COM              986670107    40831  1208380 SH       SOLE                  1038555            169825